Revenue from Contracts with Customers - Summary of Various Contract Costs Capitalized on Consolidated Financial Statements (Details) - USD ($) $ in Millions	Jun. 26, 2021	Dec. 26, 2020	Dec. 28, 2019
Capitalized costs within:
Deferred costs	$ 163	$ 137	$ 111
Capitalized Acquisition Costs
Capitalized costs within:
Total capitalized costs		153	118
Capitalized Acquisition Costs | Deferred Costs
Capitalized costs within:
Deferred costs		135	109
Capitalized Acquisition Costs | Other Long-term Assets
Capitalized costs within:
Capitalized costs, non-current		18	9
Capitalized Fulfillment Costs
Capitalized costs within:
Total capitalized costs		2	2
Capitalized Fulfillment Costs | Deferred Costs
Capitalized costs within:
Deferred costs		$ 2	$ 2